Employee benefits, Expenses and liabilities recognized for pensions and other employee remunerations (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Expenses recognized [Abstract]
Salaries and benefits	$ 304,353	$ 264,005	$ 272,092
Pensions - defined benefit plans	10,578	10,949	13,224
Employee benefits expense	314,931	274,954	285,316
Long-term [Abstract]
Employee benefits	74,682	77,390
Short term liabilities and remunerations [Abstract]
Short-term employee benefits accruals	4,122	3,012
Actuarial gain net of taxes	3,186	5,917	$ 21,785
Pensions [Member]
Long-term [Abstract]
Employee benefits	42,358	44,808
Seniority Premium [Member]
Long-term [Abstract]
Employee benefits	8,639	8,906
Termination of Employment [Member]
Long-term [Abstract]
Employee benefits	$ 23,685	$ 23,676